Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Cost Basis	$ 1,438	$ 1,479	$ 1,375
Unrealized pretax net gains (losses)	132	107	72
Fair Value	1,570	1,586	1,447
U.S. treasury bonds
Schedule of Available-for-sale Securities
Cost Basis	10	10	10
Unrealized pretax net gains (losses)	0	0	0
Fair Value	10	10	10
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities
Cost Basis	119	144	90
Unrealized pretax net gains (losses)	1	2	2
Fair Value	120	146	92
Corporate bonds
Schedule of Available-for-sale Securities
Cost Basis	612	626	542
Unrealized pretax net gains (losses)	21	38	30
Fair Value	633	664	572
Asset-backed securities
Schedule of Available-for-sale Securities
Cost Basis	72	96	112
Unrealized pretax net gains (losses)	0	0	(1)
Fair Value	72	96	111
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	322	291	297
Unrealized pretax net gains (losses)	(1)	8	13
Fair Value	321	299	310
Residential
Schedule of Available-for-sale Securities
Cost Basis	18	26	33
Unrealized pretax net gains (losses)	0	(1)	(3)
Fair Value	18	25	30
Commercial
Schedule of Available-for-sale Securities
Cost Basis	87	117	142
Unrealized pretax net gains (losses)	6	10	3
Fair Value	93	127	145
Large capitalization value
Schedule of Available-for-sale Securities
Cost Basis	173	147	127
Unrealized pretax net gains (losses)	81	38	21
Fair Value	254	185	148
Smaller company growth
Schedule of Available-for-sale Securities
Cost Basis	25	22	22
Unrealized pretax net gains (losses)	24	12	7
Fair Value	$ 49	$ 34	$ 29